UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                     --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:        GLENHILL ADVISORS, LLC
                  ----------------------------------------
     Address:     598 MADISON AVENUE, 12TH FLOOR
                  ----------------------------------------
                  NEW YORK, NEW YORK 10022
                  ----------------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York        February 14, 2008
     ------------------------   -------------------------  --------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                2
                                                 -----------------

     Form 13F Information Table Entry Total:          115
                                                 -----------------

     Form 13F Information Table Value Total:        2,847,401
                                                 -----------------
                                                   (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------



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Column 1                      Column 2       Column3    Column 4      Column 5                 Column 6   Column 7       Column 8
--------                      --------       -------     --------     ---------                --------   --------       --------
Name of Issuer                Title of       CUSIP       Value        Shares or                Investment Other   Voting Authority
                               Class                     (x$1000)      Pm Amt   Sh/Pm Put/Call Discretion Managers Sole Shared None

1-800-Flowers.Com                 CL A       68243Q 10 6    1,421      162,735     Sh         Shared-Defined   01   Sole
Ac Moore Arts & Crafts Inc        COM        00086T 10 3   16,552    1,203,784     Sh         Shared-Defined   01   Sole
Ac Moore Arts & Crafts Inc        COM        00086T 10 3   10,240      744,716     Sh         Shared-Defined   02   Sole
Acxiom Corp                       COM        005125 10 9   27,139    2,313,666     Sh         Shared-Defined   01   Sole
Acxiom Corp                       COM        005125 10 9   16,790    1,431,334     Sh         Shared-Defined   02   Sole
Advanced Medical Optics           COM        00763M 10 8    9,873      402,492     Sh         Shared-Defined   01   Sole
Advanced Medical Optics           COM        00763M 10 8    6,108      249,008     Sh         Shared-Defined   02   Sole
Alliance Data Systems Corp        COM        018581 10 8   20,622      275,000     Sh         Shared-Defined   01   Sole
Arvinmeritor Inc                  COM        043353 10 1   50,810    4,331,640     Sh         Shared-Defined   01   Sole
Arvinmeritor Inc                  COM        043353 10 1   21,274    1,813,648     Sh         Shared-Defined   02   Sole
Brightpoint Inc                   COM        109473 40 5   18,546    1,207,450     Sh         Shared-Defined   01   Sole
Brightpoint Inc                   COM        109473 40 5   11,474      746,985     Sh         Shared-Defined   02   Sole
Casual Male Retail Group Inc      COM        148711 10 4    3,925      757,725     Sh         Shared-Defined   01   Sole
Casual Male Retail Group Inc      COM        148711 10 4    2,428      468,765     Sh         Shared-Defined   02   Sole
Cogent Inc                        COM        19239Y 10 8    5,717      512,775     Sh         Shared-Defined   01   Sole
Cogent Inc                        COM        19239Y 10 8    3,537      317,225     Sh         Shared-Defined   02   Sole
Collective Brands Inc             COM        19421W 10 0   37,984    2,184,264     Sh         Shared-Defined   01   Sole
Collective Brands Inc             COM        19421W 10 0   19,142    1,100,736     Sh         Shared-Defined   02   Sole
Commscope Inc                     COM        203372 10 7   90,388    1,836,779     Sh         Shared-Defined   01   Sole
Commscope Inc                     COM        203372 10 7   47,020      955,499     Sh         Shared-Defined   02   Sole
Convergys Corp                    COM        212485 10 6    3,456      209,973     Sh         Shared-Defined   01   Sole
Convergys Corp                    COM        212485 10 6    2,137      129,827     Sh         Shared-Defined   02   Sole
Covidien Ltd                      COM        G2552X 10 8   54,588    1,232,511     Sh         Shared-Defined   01   Sole
Covidien Ltd                      COM        G2552X 10 8   33,771      762,488     Sh         Shared-Defined   02   Sole
Design Within Reach Inc           COM        250557 10 5    6,448    1,742,608     Sh         Shared-Defined   01   Sole
Design Within Reach Inc           COM        250557 10 5    2,753      743,990     Sh         Shared-Defined   02   Sole
Directv Group Inc/The             COM        25459L 10 6   13,212      571,465     Sh         Shared-Defined   01   Sole
Directv Group Inc/The             COM        25459L 10 6    8,174      353,535     Sh         Shared-Defined   02   Sole
Dover Saddlery Inc                COM        260412 10 1    2,368      567,748     Sh         Shared-Defined   01   Sole
Dover Saddlery Inc                COM        260412 10 1    1,465      351,235     Sh         Shared-Defined   02   Sole
Dr Horton Inc                     COM        23331A 10 9   41,358    3,140,310     Sh         Shared-Defined   01   Sole
Dr Horton Inc                     COM        23331A 10 9   19,883    1,509,690     Sh         Shared-Defined   02   Sole
Dst Systems Inc Del               COM        233326 10 7    5,737       69,502     Sh         Shared-Defined   01   Sole
Dst Systems Inc Del               COM        233326 10 7    3,549       42,998     Sh         Shared-Defined   02   Sole
Dts Inc                           COM        23335C 10 1   10,480      409,863     Sh         Shared-Defined   01   Sole
Dts Inc                           COM        23335C 10 1    6,484      253,564     Sh         Shared-Defined   02   Sole
Eagle Materials Inc               COM        26969P 10 8   53,484    1,507,440     Sh         Shared-Defined   01   Sole
Eagle Materials Inc               COM        26969P 10 8   33,087      932,560     Sh         Shared-Defined   02   Sole
Emc Corp/Mass                     COM        268648 10 2  249,020   13,438,730     Sh         Shared-Defined   01   Sole
Emc Corp/Mass                     COM        268648 10 2   91,006    4,911,270     Sh         Shared-Defined   02   Sole
Experian Group Ltd                COM        B19NLV 4       7,156      907,945     Sh         Shared-Defined   01   Sole
Experian Group Ltd                COM        B19NLV 4       4,427      561,699     Sh         Shared-Defined   02   Sole
Getty Images Inc                  COM        374276 10 3   25,799      889,632     Sh         Shared-Defined   01   Sole
Getty Images Inc                  COM        374276 10 3   15,961      550,368     Sh         Shared-Defined   02   Sole
GLG Partners Inc            *W EXP 12/28/201 37929X 11 5    4,835      803,100     Sh         Shared-Defined   01   Sole
GLG Partners Inc            *W EXP 12/28/201 37929X 11 5    2,991      496,900     Sh         Shared-Defined   02   Sole
Grupo Mexico Sab De Cv           Ser-B       370841 01 9  109,586   17,445,000     Sh         Shared-Defined   01   Sole
Grupo Mexico Sab De Cv           Ser-B       370841 01 9   60,023    9,555,000     Sh         Shared-Defined   02   Sole
H&R Block Inc                     COM        093671 10 5   13,239      712,899     Sh         Shared-Defined   01   Sole
H&R Block Inc                     COM        093671 10 5    8,189      441,001     Sh         Shared-Defined   02   Sole
Infosys Technologies         Sponsored ADR   456788 10 8   44,837      988,480     Sh         Shared-Defined   01   Sole
Infosys Technologies         Sponsored ADR   456788 10 8   27,739      611,520     Sh         Shared-Defined   02   Sole
Invesco Ltd                       SHS        G491BT 10 8   23,506      749,082     Sh         Shared-Defined   01   Sole
Invesco Ltd                       SHS        G491BT 10 8   14,542      463,417     Sh         Shared-Defined   02   Sole
January 08 Calls On TT US         COM        892893 9A H      852        1,235     Sh  Call   Shared-Defined   01   Sole
January 08 Calls On TT US         COM        892893 9A H      528          765     Sh  Call   Shared-Defined   02   Sole
Jarden Corp                       COM        471109 10 8   55,752    2,361,385     Sh         Shared-Defined   01   Sole
Jarden Corp                       COM        471109 10 8   30,004    1,270,815     Sh         Shared-Defined   02   Sole
Liberty Acquisition Hldgs Co Unit 99/99/9999 53015Y 20 6   33,670    3,089,000     Sh         Shared-Defined   01   Sole
Liberty Acquisition Hldgs Co Unit 99/99/9999 53015Y 20 6   20,830    1,911,000     Sh         Shared-Defined   02   Sole
Liberty Global Inc                COM Ser C  530555 30 9   62,631    1,711,702     Sh         Shared-Defined   01   Sole
Liberty Global Inc                COM Ser C  530555 30 9   38,747    1,058,942     Sh         Shared-Defined   02   Sole
Lionbridge Technologies Inc       COM        536252 10 9   13,179    3,712,501     Sh         Shared-Defined   01   Sole
Lionbridge Technologies Inc       COM        536252 10 9    6,491    1,828,537     Sh         Shared-Defined   02   Sole
Lodgenet Interactive Corp         COM        540211 10 9   22,842    1,309,736     Sh         Shared-Defined   01   Sole
Lodgenet Interactive Corp         COM        540211 10 9   14,131      810,264     Sh         Shared-Defined   02   Sole
Maxim Integrated Products         COM        57772K 10 1   65,008    2,454,970     Sh         Shared-Defined   01   Sole
Maxim Integrated Products         COM        57772K 10 1   36,940    1,395,030     Sh         Shared-Defined   02   Sole
Merge Technologies Inc            COM        589981 10 9    2,059    1,729,840     Sh         Shared-Defined   01   Sole
Merge Technologies Inc            COM        589981 10 9    1,273    1,070,160     Sh         Shared-Defined   02   Sole
Monster Worldwide Inc             COM        611742 10 7   22,030      679,941     Sh         Shared-Defined   01   Sole
Monster Worldwide Inc             COM        611742 10 7   11,145      343,980     Sh         Shared-Defined   02   Sole
Nalco Holding Co                  COM        62985Q 10 1   80,174    3,315,728     Sh         Shared-Defined   01   Sole
Nalco Holding Co                  COM        62985Q 10 1   43,990    1,819,272     Sh         Shared-Defined   02   Sole
National Fuel Gas Co              COM        636180 10 1   15,285      327,434     Sh         Shared-Defined   01   Sole
National Fuel Gas Co              COM        636180 10 1    9,456      202,566     Sh         Shared-Defined   02   Sole
Nii Holdings                      CL B       62913F 20 1   29,852      617,800     Sh         Shared-Defined   01   Sole
Nii Holdings                      CL B       62913F 20 1   18,468      382,200     Sh         Shared-Defined   02   Sole
Nmt Medical Inc                   COM        629294 10 9    3,906      695,025     Sh         Shared-Defined   01   Sole
Nmt Medical Inc                   COM        629294 10 9    2,416      429,975     Sh         Shared-Defined   02   Sole
Nrdc Acquisition Corp             COM        62941R 10 2   21,641    2,359,945     Sh         Shared-Defined   01   Sole
Nrdc Acquisition Corp             COM        62941R 10 2    8,850      965,055     Sh         Shared-Defined   02   Sole
Nrdc Acquisition Corp       *W EXP 10/17/201 62941R 11 0    1,983    2,359,945     Sh         Shared-Defined   01   Sole
Nrdc Acquisition Corp       *W EXP 10/17/201 62941R 11 0      811      965,055     Sh         Shared-Defined   02   Sole
Pep Boys-Manny Moe & Jack         COM        713278 10 9   20,689    1,802,148     Sh         Shared-Defined   01   Sole
Pep Boys-Manny Moe & Jack         COM        713278 10 9   12,799    1,114,876     Sh         Shared-Defined   02   Sole
Pf Chang's China Bistro Inc       COM        69333Y 10 8   38,479    1,684,705     Sh         Shared-Defined   01   Sole
Pf Chang's China Bistro Inc       COM        69333Y 10 8   20,555      899,941     Sh         Shared-Defined   02   Sole
Pharmion Corp                     COM        71715B 40 9    3,143       50,000     Sh         Shared-Defined   01   Sole
Prosieben Sat.1 Media Ag          PFD        457913 1      36,679    1,544,500     Sh         Shared-Defined   01   Sole
Prosieben Sat.1 Media Ag          PFD        457913 1      22,692      955,500     Sh         Shared-Defined   02   Sole
Puradyn Filter Technologies       COM        746091 10 7      933    2,331,459     Sh         Shared-Defined   01   Sole
Puradyn Filter Technologies       COM        746091 10 7      577    1,442,349     Sh         Shared-Defined   02   Sole
Rambus Inc                        COM        750917 10 6   76,884    3,671,612     Sh         Shared-Defined   01   Sole
Rambus Inc                        COM        750917 10 6   30,957    1,478,388     Sh         Shared-Defined   02   Sole
Redenvelope Inc                   COM        75733R 60 1    3,437      742,283     Sh         Shared-Defined   01   Sole
Redenvelope Inc                   COM        75733R 60 1    2,126      459,229     Sh         Shared-Defined   02   Sole
Restoration Hardware Inc          COM        760981 10 0   23,273    3,542,279     Sh         Shared-Defined   01   Sole
Restoration Hardware Inc          COM        760981 10 0    9,121    1,388,354     Sh         Shared-Defined   02   Sole
Semtech Corp                      COM        816850 10 1   14,382      926,700     Sh         Shared-Defined   01   Sole
Semtech Corp                      COM        816850 10 1    8,898      573,300     Sh         Shared-Defined   02   Sole
Smart Balance Inc                 COM        83169Y 10 8   14,613    1,336,957     Sh         Shared-Defined   01   Sole
Smart Balance Inc                 COM        83169Y 10 8    9,848      901,022     Sh         Shared-Defined   02   Sole
Tekelec                           COM        879101 10 3   45,488    3,639,054     Sh         Shared-Defined   01   Sole
Tekelec                           COM        879101 10 3   25,822    2,065,747     Sh         Shared-Defined   02   Sole
Telenet Group Holding Nv          COM        B0LKSK 4      30,380    1,045,472     Sh         Shared-Defined   01   Sole
Telenet Group Holding Nv          COM        B0LKSK 4      18,793      646,727     Sh         Shared-Defined   02   Sole
Trane Inc                         COM        892893 10 8   43,608      933,600     Sh         Shared-Defined   01   Sole
Trane Inc                         COM        892893 10 8   26,978      577,570     Sh         Shared-Defined   02   Sole
Tyco Electronics Ltd              COM        G9144P 10 5   34,408      926,699     Sh         Shared-Defined   01   Sole
Tyco Electronics Ltd              COM        G9144P 10 5   21,287      573,299     Sh         Shared-Defined   02   Sole
Vivo Participacoes Sa        Spon ADR PFD    92855S 10 1   49,239    9,001,607     Sh         Shared-Defined   01   Sole
Vivo Participacoes Sa        Spon ADR PFD    92855S 10 1   27,077    4,950,166     Sh         Shared-Defined   02   Sole
Websense Inc                      COM        947684 10 6   47,055    2,771,209     Sh         Shared-Defined   01   Sole
Websense Inc                      COM        947684 10 6   25,959    1,528,791     Sh         Shared-Defined   02   Sole
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